TYPE                13F-HR
PERIOD              06/30/04
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2004

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       August 10, 2004
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:    $  349,658
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                              FORM 13F INFORMATION TABLE
                                              VALUE   SHARES/    SH/ PUT/INVSTMTOTHER         VOTING    AUTHORITY
     NAME  OF ISSUER      TITLE OF CL CUSIP   (X$1000)PRN AMT    PRN CALLDSCRETNMANAGERSSOLE   SHARED    NONE
--------------------------------------------- -------- ----------------------------------------------------------
           AAIIPHARMA INC        PUT 00252w95      378     69,700 SH      OTHER      01         69,700
             APOLLO GROUP        PUT 03760495    1,324     15,000 SH      OTHER      01         15,000
          CHIQUITA BRANDS        COM 17003280   11,014    526,500 SH      OTHER      01        526,500
      CORINTHIAN COLLEGES        PUT 21886895    2,474    100,000 SH      OTHER      01        100,000
                H&R BLOCK        PUT 09367195    6,294    132,000 SH PUT  OTHER      01        132,000
        INTERWOVEN INCCMN        COM 46114t50   38,049  3,767,196 SH      OTHER      01        3,767,196
KRISPY KREME DOUGHNUTS INC       PUT 50101495   23,882  1,251,000 SH PUT  OTHER      01        1,251,000
 MAGNA ENTERT CMN CLASS A       CL-A 55921110   17,138  2,904,661 SH      OTHER      01        2,764,600 140,000
      MERCURY INTERACTIVE        PUT 58940595    1,141     22,900 SH PUT  OTHER      01         22,900
       MICROSOFT CORP COM        COM 59491810   24,562    860,000 SH      OTHER      01        860,000
         NET2PHONE INCCMN        COM 64108n10    7,447  1,643,931 SH      OTHER      01        1,643,931
NEW YORK COMM BANCORP INC        PUT 64944595   43,581  2,220,100 SH PUT  OTHER      01        2,220,100
  NEWMONT MNG CORP HLDNG         COM 65163910   29,388    758,200 SH      OTHER      01        758,200
NOVASTAR FINANCIAL INCREIT       COM 66994740    3,135     82,600 SH      OTHER      01              0    82,600
NOVASTAR FINANCIAL INCREIT       PUT 66994795    8,423    221,900 SH PUT  OTHER      01        221,900
      OMNIVISION TECH INC        PUT 68212895   27,913  1,750,000 SH PUT  OTHER      01        1,750,000
           OPEN TEXT CORP        PUT 68371595    3,729    116,900 SH PUT  OTHER      01        116,900
        OVERSTOCK.COM INC        PUT 69037095    1,212     31,000 SH PUT  OTHER      01         31,000
      POWERWAVE TECH. INC        COM 73936310   29,568  3,839,993 SH      OTHER      01        3,839,993
      POWERWAVE TECH. INC       CALL 73936490    4,212    547,000 SH CALL OTHER      01        547,000
PRE PAID LEGAL SERVICES IN       COM 74006510      542     22,746 SH      OTHER      01         22,746
       SEACHANGE INTL INC        COM 81169910   21,153  1,253,133 SH      OTHER      01        1,253,133
       SIEBEL SYSTEMS INC        COM 82617010    6,074    568,241 SH      OTHER      01        568,241
TAKE TWO INERACTIVE SOFTWA       PUT 87405495    1,452     47,400 SH PUT  OTHER      01         47,400
            TASR INTL INC        PUT 87651b95   27,451    635,000 SH PUT  OTHER      01        635,000
   THESTREET.COM, INC.CMN        COM 88368q10    8,122  2,177,583 SH      OTHER      01        2,177,583

 /TEXT
 /DOCUMENT
 /SUBMISSION